BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES - Service and product purchases from related parties (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	₺ 16,574	₺ 630,906	₺ 502,654
D Gayrimenkul Yatirimlari ve Ticaret A.S.
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	8,655	67,747	85,484
Dogan Dis Ticaret ve Mumessillik A.S. ("Dogan Dis Ticaret")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	4,848	516,495	368,817
Dogan Yayinlari Yayincilik ve Yapimcilik Ticaret A.S. ("Dogan Yayincilik")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	2,502	31,579	27,929
Milta Turizm Isletmeleri A.S.
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	56	844	2,385
Dogan Trend Otomotiv Tic. Hiz. Ve Tek. A.S.
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties		8,420	9,842
Dogan Burda Dergi Yayincilik ve Pazarlama A.S. ("Dogan Burda")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties		1,216	4,398
Karel Elektronik Sanayi ve Ticaret A.S
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties		1,204
Dogan Muzik Yapim ve Ticaret A.S.
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties		702	1,357
Deger Merkezi Hizmetler ve Yonetim A.S
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties		52	8
Dogan Portal ve Elektronik Ticaret A.S. ("Dogan Portal")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties		34	2,039
D Elektronik Sans Oyunlari ve Yayincilik A.S. ("Nesine")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties		30
Other
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product purchases from related parties	₺ 513	₺ 2,583	₺ 395